Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Adjustments Resulting From Foreign Currency Translations
Amounts credited or charged to the statement of operations for the years ended December 31, 2015, December 31, 2014 and December 31, 2013 were as follows:

	Year ended December 31,
	(in thousands)
	2015	2014	2013
Amounts (credited)	$(3,608)	$(5,942)	$(1,233)

Estimated Useful Lives of Assets
 Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Computer equipment and software	2-8
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5

Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2015	2014	2013
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	58,746,935	61,496,115	60,907,274
Effect of dilutive share options outstanding	1,543,098	1,635,302	1,345,977
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	60,290,033	63,131,417	62,253,251